Consolidated Balance Sheets (Parenthetical) - Q1 - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Apr. 22, 2023	Apr. 21, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	250,000,000	250,000,000			250,000,000
Common stock, shares issued (in shares)	245,875	49,663			10,987
Common stock, shares outstanding (in shares)	245,875	49,663	32,487		10,987